RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Salaries, benefits, and consulting fees	$ 412	$ 576
ICC [Member]
Statement [Line Items]
Salaries, benefits, and consulting fees	$ 91	$ 185